Investments in associates - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2013	Dec. 31, 2019 £ / shares	Dec. 31, 2018 £ / shares
Disclosure of associates [line items]
Quoted market price (usd per share) | £ / shares					£ 4.72	£ 4.96
Rosneft
Disclosure of associates [line items]
Proportion of ownership interest in associate	19.75%			18.50%
Voting shares held in associate	19.75%
Quoted market price (usd per share) | $ / shares	$ 7.21	$ 6.18
Investments in associates with quoted price	$ 15,090,000,000	$ 12,934,000,000
Dividends received	785,000,000	620,000,000	$ 314,000,000
Associates
Disclosure of associates [line items]
Provision for doubtful debts	0
Doubtful debt provision, expense	0
Commitments in relations to contracts with associates	$ 11,198,000,000	$ 11,303,000,000
Associates | Minimum
Disclosure of associates [line items]
Term of receivables	30 days
Associates | Maximum
Disclosure of associates [line items]
Term of receivables	45 days
LLC Kharampurneftegaz
Disclosure of associates [line items]
Proportion of ownership interest in associate	49.00%
JSC Rosneftegaz | Rosneft
Disclosure of associates [line items]
Voting shares held in associate	50.00%
Number of shares owned in addition to proportion of voting shares owned (in shares) | shares	1